Income Taxes - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Effective tax rate	31.50%	36.40%
Income tax expense	$ 8,695,000	$ 6,843,000
Net Income	27,638,000	18,786,000
Gain on sale of SBA related assets	7,611,000	0
Historic tax credit	1,532,000	$ 0
Write-down of credit on partnership investment	482,000
Effective tax reconciliation, adjustments total change	$ 1,000,000